Additional disclosures to financial instruments - Gains and losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional disclosures to financial instruments
Financial asset measured at amortized cost	€ 347	€ (31)
Total interest expense	(9)	(3)
Other operating income from change of impairment	62	182
Other operating income from unrealized foreign currency translation	511	50
Other operating expense from change of impairment	(120)	(120)
Other operating expense from unrealized foreign currency translation	(97)	(140)
Financial asset measured at fair value through profit or loss	265	94
Income from revaluation of derivative financial instruments	460	93
Fair value valuation of financial assets	(291)	(10)
Payout of bond funds	96	78	€ 126
Other operating income from unrealized foreign currency translation		32
Other operating expense from unrealized foreign currency translation		(99)
Financial liabilities measured at amortized cost	(2,305)	(1,769)
Total interest expense	(2,299)	(1,769)
Other operating income from unrealized foreign currency translation		3
Other operating expense from unrealized foreign currency translation	(6)	(3)
Financial liabilities measured at fair value through profit or loss	292	(808)
Total interest income	292
Total interest expense		(808)
Total	€ (1,401)	€ (2,514)